LVIP American Income Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–11.00%
✧American Funds®– Capital Income Builder	236,178	$18,665,113
		18,665,113
Equity Funds–29.34%
✧American Funds®-
American Mutual Fund	220,529	13,745,565
Growth Fund of America	206,768	18,220,394
Investment Company of America	266,791	17,821,655
		49,787,614
Fixed Income Funds–55.82%
✧American Funds®-
Bond Fund of America	7,467,345	85,501,097
High-Income Trust	575,862	5,729,831
Inflation Linked Bond Fund	357,392	3,502,442
		94,733,370
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.23%
✧American Funds®– Smallcap World Fund	26,758	$2,092,224
		2,092,224
International Equity Funds–2.66%
✧American Funds®-
EuroPacific Growth Fund	53,454	3,449,359
New World Fund	11,315	1,074,355
		4,523,714
Total Investment Companies (Cost $144,583,254)		169,802,035

TOTAL INVESTMENTS–100.05% (Cost $144,583,254)	169,802,035
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(86,530)
NET ASSETS APPLICABLE TO 14,281,856 SHARES OUTSTANDING–100.00%	$169,715,505

✧Class R-6 shares.
LVIP American Income Allocation Fund–1